Supplement dated July 30, 2020
to the Prospectus, as supplemented, of the following Fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Corporate Income Fund	9/1/2019
This Supplement hereby supersedes and replaces the supplement to the Fund's Prospectus dated February 13, 2020.
Effective February 13, 2020 (the Effective Date), the information under the “Summary of the Fund” section of the Fund's Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Lead Portfolio Manager	2011
Royce D. Wilson, CFA	Senior Portfolio Manager	Portfolio Manager	February 2020
John Dawson, CFA	Portfolio Manager	Portfolio Manager	February 2020
The rest of the section remains the same.
As of the Effective Date, the information under the subsection “Primary Service Providers – Portfolio Managers” in the “More Information About the Fund" section of the Fund's Prospectus is hereby superseded and replaced with the following:
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Lead Portfolio Manager	2011
Royce D. Wilson, CFA	Senior Portfolio Manager	Portfolio Manager	February 2020
John Dawson, CFA	Portfolio Manager	Portfolio Manager	February 2020
Mr. Murphy joined the Investment Manager in 2002. Mr. Murphy began his investment career in 1986 and earned a B.B.A. from the University of Notre Dame and an M.B.A. from the University of Michigan.
Mr. Wilson joined the Investment Manager in 2007. Mr. Wilson began his investment career in 2002 and earned a B.B.A. from Western Connecticut State University.
Mr. Dawson joined one of the Columbia Management legacy firms or acquired business lines in 2004. Mr. Dawson began his investment career in 1996 and earned a B.A. in Economics from Bucknell University and an M.B.A. with concentrations in Finance and Accounting from Indiana University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP136_04_006_(07/20)